LEASES	6 Months Ended
Jun. 30, 2026
Leases
LEASES

NOTE 8 – LEASES

The Company has various operating leases for office space. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) minus 2.25% (interest rate of short-term bank loans as mentioned in Note 9 was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 3.625% as of June 30, 2026 and December 31, 2025.

As of June 30, 2026 and December 31, 2025, the right-of-use assets totaled $182,320 and $214,018, respectively.

As of June 30, 2026 and December 31, 2025, lease liabilities consist of the following:

	As of
	June 30, 2026	December 31, 2025
Lease liabilities – current portion	$58,623	$58,452
Lease liabilities – non-current portion	123,697	155,567
Total	$182,320	$214,019

During the six months ended June 30, 2026 and 2025, the Company incurred total operating lease expenses of $32,086 and $32,081, respectively.

Other lease information is as follows:

	June 30, 2026	December 31, 2025

Weighted-average remaining lease term – operating leases	3 years	3.5 years
Weighted-average discount rate – operating leases	3.625%	3.625%

The following is a schedule of future minimum payments under operating leases as of June 30, 2026:

For the twelve months ending December 31,
2026 (six months)	$32,086
2027	64,172
2028	64,172
2029	32,086
Total lease payments	192,516
Less: imputed interest	(10,196)
Total operating lease liabilities, net of interest	$182,320